Details of Subsidiaries (Details) - Schedule of details of subsidiaries		6 Months Ended	12 Months Ended
		Dec. 31, 2022	Jun. 30, 2022
Reliant Galaxy International Limited [Member]
Details of Subsidiaries (Details) - Schedule of details of subsidiaries [Line Items]
Place and date of incorporation		Established in British Virgin Islands on January 3, 2017	Established in British Virgin Islands on January 3, 2017
Capital		Registered and paid-in capital of RMB69,100	Registered and paid-in capital of RMB 69,100
Attributable equity interest		100.00%	100.00%
Principal activities		Investment holding	Investment holding
Sure Rich Investment (Group) Limited [Member]
Details of Subsidiaries (Details) - Schedule of details of subsidiaries [Line Items]
Place and date of incorporation		Established in Hong Kong on February 1, 2007	Established in Hong Kong on February 1, 2007
Capital		Share capital of RMB1	Share capital of RMB1
Attributable equity interest		100.00%	100.00%
Principal activities		Investment holding	Investment holding
Fujian Jinou Trading Co., Ltd. [Member]
Details of Subsidiaries (Details) - Schedule of details of subsidiaries [Line Items]
Place and date of incorporation		Established in the PRC on July 5, 2004	Established in the PRC on July 5, 2004
Capital		Registered and paid-in capital of US$1,650,000	Registered and paid-in capital of US$1,650,000
Attributable equity interest		100.00%	100.00%
Principal activities		Investment holding and marketing own-brand and wholesaling of spirits	Investment holding and marketing own-brand and wholesaling of spirits
Shanxi Huaxin Wine Industry Development Co., Ltd. (Formerly known as Fenyang Huaxin Spirit Development Co., Ltd.) [Member]
Details of Subsidiaries (Details) - Schedule of details of subsidiaries [Line Items]
Place and date of incorporation	[1]	Established in the PRC on November 7, 2013
Capital	[1]	Registered and paid-in capital of RMB1,000,000
Attributable equity interest	[1]	100.00%
Principal activities	[1]	Marketing own-brand and wholesaling of spirits and wines
Shanxi Jinqiang Wine Co., Ltd. [Member]
Details of Subsidiaries (Details) - Schedule of details of subsidiaries [Line Items]
Place and date of incorporation		Established in the PRC on November 7, 2013
Capital		Registered capital 10,000,000 and paid-in capital of RMB5,000,000
Attributable equity interest		100.00%
Principal activities		Marketing own-brand and wholesaling of spirits
Beijing Huaxin Tianchuang Enterprise Management Consulting Co., Ltd. [Member]
Details of Subsidiaries (Details) - Schedule of details of subsidiaries [Line Items]
Place and date of incorporation		Established in the PRC on April 14, 2018
Capital		Registered and issued capital of RMB1,000,000
Attributable equity interest	[2]
Principal activities		Dormant

[1]	The change of company name of the subsidiaries was effective on September 1, 2022.
[2]	The subsidiary was registered with payable share capital and the Company committed to pay up its share of the issued capital in the amount of RMB510,000 (US$73,943) on March 31, 2037, which is 20 years from the date of incorporation permitted by the Regulation of the People’s Republic of China on Company Registration. The amount due to the subsidiary is interest-free and unsecured.